Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ (2,172)	$ (3,989)	$ 929
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Provision for loan losses	20,035	21,020	13,065
Proceeds from sale of loans originated for sale	0	0	291
Net amortization of securities	1,010	1,922	432
Depreciation and amortization	1,349	1,454	1,513
Accretion of gain on termination of derivatives	0	(453)	(1,962)
Proceeds from termination of derivatives	0	0	1,299
Non cash stock-based compensation expense	20	79	144
Increase in deferred income taxes, net	(2,427)	(1,759)	(1,748)
Gain on sale of securities, net	(763)	(608)	(2,119)
Loss on sales and write-downs of foreclosed assets	2,679	2,472	2,566
Equity in net (income) loss of nonconsolidated subsidiary	(35)	50	(43)
Gain on sale of partnership interest	0	(255)	0
Increase in CSV of bank-owned life insurance policies	(201)	(183)	(218)
Decrease (increase) in prepaid FDIC deposit insurance assessment	1,292	1,545	(5,037)
Decrease (increase) in income taxes receivable/payable	2,014	(3,758)	1,068
Change in other assets and other liabilities, net	987	(1,965)	(673)
Net cash provided by operating activities	23,788	15,572	9,507
Activity in available for sale securities
Purchases	(3,654)	(100,897)	(88,741)
Sales	38,434	52,483	62,076
Maturities, calls and paydowns	20,189	22,547	21,203
Loan originations and principal collections, net	33,573	22,644	(35,442)
Proceeds from sale of foreclosed assets	5,031	9,120	5,048
Disposition of premises and equipment	0	0	305
Proceeds from life insurance and sale of partnership interest	0	1,002	0
Additions to premises and equipment	(355)	(765)	(6,141)
Net cash received from FDIC-assisted transaction	0	190,253	0
Net cash provided by (used in) investing activities	93,218	196,387	(41,692)
Financing activities
Net increase (decrease) in noninterest-bearing deposits	11,214	4,837	(166)
Net (decrease) increase in interest-bearing deposits	(88,030)	(166,516)	52,720
Net decrease in short-term borrowings	(691)	(8,478)	(10,083)
Net (decrease) increase in other borrowings	(1,955)	(5,452)	3,837
Net decrease in FHLB advances	(1,005)	(29,006)	(505)
Payment on note payable	0	(74)	(86)
Dividends paid	0	(119)	(1,098)
Issuance of common stock, treasury stock and exercise of options	2	11,250	0
Net cash (used in) provided by financing activities	(80,465)	(193,558)	44,619
Increase in cash and cash equivalents	36,541	18,401	12,434
Cash and cash equivalents, beginning of year	58,936	40,535	28,101
Cash and cash equivalents, end of year	95,477	58,936	40,535
Cash paid (received) during the year for:
Interest on deposits and other borrowings	9,909	14,881	18,826
Income taxes	(1,911)	0	550
Non cash investing activity:
Transfer to other real estate owned from loans	$ (17,067)	$ (16,462)	$ (7,843)